UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2013

MFS® INVESTMENT GRADE

MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS

8/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 145.5%
Airport Revenue - 3.1%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 2035	$650,000	$663,400
Guam International Airport Authority Rev., “C”, 5%, 2016	25,000	26,555
Guam International Airport Authority Rev., “C”, 5%, 2017	45,000	47,768
Houston, TX, Airport System Rev., “B”, 5%, 2026	160,000	170,205
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2031	140,000	131,604
Massachusetts Port Authority Rev., “A”, 5%, 2037	35,000	33,908
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2036	195,000	214,147
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 2042	225,000	244,622
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 2025	1,000,000	1,081,780
San Jose, CA, Airport Rev., “A-2”, 5.25%, 2034	710,000	714,359

		$3,328,348
General Obligations - General Purpose - 4.4%
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 2029	$855,000	$891,876
Commonwealth of Puerto Rico, Public Improvement, “A”, 5%, 2029	180,000	131,089
Las Vegas Valley, NV, Water District, “C”, 5%, 2029	755,000	788,416
Luzerne County, PA, AGM, 6.75%, 2023	370,000	407,407
State of California, 4%, 2026	725,000	711,305
State of California, 5.25%, 2028	270,000	287,709
State of California, 5.25%, 2030	645,000	674,077
State of Hawaii, “DZ”, 5%, 2031	180,000	188,906
State of Illinois, 5.5%, 2033	105,000	103,373
State of Illinois, 5.5%, 2038	600,000	578,712

		$4,762,870
General Obligations - Schools - 3.1%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2031	$130,000	$49,811
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2032	235,000	84,097
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 2033	470,000	157,455
Clovis, CA, Unified School District (Election of 2004), Capital Appreciation, “A”, 0%, 2025	570,000	321,805
Frenship, TX, Independent School District, AGM, 5%, 2033	1,000,000	1,014,170
Frisco, TX, Independent School District, School Building, “B”, PSF, 3%, 2042	65,000	44,001
Los Angeles, CA, Unified School District, “D”, 5%, 2034	95,000	95,853
Mt. San Antonio, CA, Community College District, Convertible Capital Appreciation, 0%, 2028	140,000	86,129
Pomona, CA, Unified School District, “A”, NATL, 6.45%, 2022	1,000,000	1,173,400
West Contra Costa, CA, Unified School District, “B”, NATL, 6%, 2024	250,000	286,403

		$3,313,124
Healthcare Revenue - Hospitals - 22.2%
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	$165,000	$171,390
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 2040	105,000	105,971
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	195,000	206,837
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 2031	535,000	582,765
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5.75%, 2038	360,000	378,601
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	355,000	362,846
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	490,000	519,199
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2018 (c)	205,000	259,702
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2018 (c)	250,000	319,835
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	850,000	869,797
Illinois Finance Authority Rev. (Advocate Healthcare), 4%, 2047 (f)	275,000	210,504

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Illinois Finance Authority Rev. (Centegra Health System), 5%, 2038	$330,000	$288,443
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	380,000	396,587
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	400,000	477,480
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 2043	565,000	571,209
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	460,000	501,244
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	395,000	422,618
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “A”, 5.5%, 2030	45,000	45,347
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	705,000	716,379
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2014 (c)	150,000	155,733
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 2031	470,000	492,424
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	845,000	839,499
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	255,000	277,981
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	85,000	91,534
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	440,000	454,392
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	265,000	272,041
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	290,000	277,878
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	385,000	367,171
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	45,000	43,842
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 2039	175,000	199,276
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	265,000	258,616
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), “F”, 5.75%, 2029	370,000	370,185
Miami-Dade County, FL, Health Facilities Authority, Hospital Rev. (Variety Children’s Hospital), “A”, 6.125%, 2042	195,000	204,881
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 2035	750,000	729,338
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2032	45,000	43,375
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2033	85,000	71,449
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2044	255,000	197,638
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2048	85,000	64,118
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	445,000	467,562
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	300,000	268,152
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	415,000	389,419
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	165,000	180,939
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	100,000	106,527
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 2043	145,000	141,678
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	245,000	249,902
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	855,000	918,612
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	525,000	557,340
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	230,000	273,012
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	555,000	564,318
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	535,000	528,206
South Dakota Health & Educational Facilities Authority Rev. (Avera Health), “A”, 5%, 2042	95,000	90,001
South Dakota Health & Educational Facilities Authority Rev. (Sanford), “E”, 5%, 2037	80,000	75,191
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	105,000	112,469
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	155,000	166,025
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (HealthPartners Obligated Group), 5.25%, 2023	325,000	341,630
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	1,365,000	1,379,264
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	135,000	128,096
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046 (a)(d)	1,000,000	2,490
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	265,000	247,383
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	185,000	170,999
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 5.5%, 2027	560,000	574,258

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 2041	$85,000	$91,596
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	695,000	747,334
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	570,000	595,821
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	285,000	270,177
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2026	185,000	186,064
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 2028	55,000	54,035
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc. Project), 5.375%, 2018	385,000	393,027
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2014 (c)	195,000	200,649
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	100,000	107,954
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	695,000	663,551

		$24,061,806
Healthcare Revenue - Long Term Care - 5.7%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Centers, Inc.), “A”, 7%, 2013 (c)	$64,000	$65,517
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 2033	75,000	73,006
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 2043	75,000	71,960
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	670,000	626,711
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	570,000	599,594
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	250,000	240,283
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	115,000	128,211
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 2033	160,000	134,130
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 2043	125,000	103,493
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	500,000	468,665
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	250,000	251,963
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	330,000	333,564
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 2041	190,000	201,292
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	65,000	65,048
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 2043	100,000	91,985
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	310,000	305,917
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	100,000	90,869
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 2039	140,000	126,727
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “A”, 6.05%, 2046	366,000	304,007
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “C”, 6.25%, 2053	32,000	27,552
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement System, Inc.), “D”, 6.05%, 2046	64,000	53,160
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2013 (c)	85,000	86,386
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	400,000	406,292
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	475,000	476,463
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 2029	40,000	41,870
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 2044	315,000	324,774
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	500,000	525,530

		$6,224,969
Human Services - 0.2%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5%, 2024	$250,000	$241,763

Industrial Revenue - Airlines - 1.0%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$125,000	$141,148
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	95,000	102,526
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	245,000	203,600
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 2019	125,000	116,891
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 2029 (b)	260,000	220,347

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Industrial Revenue - Airlines - continued
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 2035	$140,000	$117,940
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 2035	170,000	142,948

		$1,045,400
Industrial Revenue - Chemicals - 0.6%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$590,000	$599,316

Industrial Revenue - Environmental Services - 1.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$147,618
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	305,000	307,217
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	335,000	336,531
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 2027	205,000	182,653
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 2042	175,000	143,036
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 2042	175,000	143,036
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 2036 (b)	195,000	185,365

		$1,445,456
Industrial Revenue - Other - 3.4%
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (a)(d)	$25,246	$252
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	250,000	250,055
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	310,000	287,125
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 2019	60,000	56,315
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 2022	115,000	105,002
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.25%, 2025	115,000	99,648
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035	1,000,000	1,019,690
Michigan Strategic Fund Ltd. Obligation Rev. (Michigan Sugar Co., Carrollton), 6.55%, 2025	250,000	216,525
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	500,000	473,085
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 2021	1,000,000	1,173,440

		$3,681,137
Industrial Revenue - Paper - 0.9%
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5.75%, 2027	$250,000	$244,538
Phenix City, AL, Industrial Development Board Environmental Improvement Rev. (MeadWestvaco Coated Board Project), “A”, 4.125%, 2035	145,000	103,250
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	320,000	321,155
Sabine River, LA, Water Facilities Authority Rev. (International Paper Co.), 6.2%, 2025	310,000	311,004

		$979,947
Miscellaneous Revenue - Entertainment & Tourism - 0.7%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$200,000	$212,446
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	350,000	307,780
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 2022 (n)	250,000	263,975

		$784,201
Miscellaneous Revenue - Other - 4.5%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$95,000	$99,619
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	190,000	198,997
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	155,000	160,086
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	90,000	90,320
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 2032	70,000	68,863
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 2033	35,000	34,167
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 2043	145,000	141,890
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 2040	95,000	99,773
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	465,000	475,937
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2019	50,000	55,179

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
Florida Citizens Property Insurance Corp., “A-1”, 5%, 2020	$250,000	$272,640
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2040	350,000	294,599
Indiana Finance Authority Rev., (Ohio River Bridges East End Crossing Project), “A”, 5%, 2044	240,000	198,336
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 2041	40,000	39,558
Miami-Dade County, FL, Special Obligation, “B”, 5%, 2035	180,000	173,696
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	185,000	207,115
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	435,000	459,699
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2031	200,000	201,860
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 2044	500,000	483,860
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	600,000	632,886
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 2040	35,000	36,748
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	395,000	368,318
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	85,000	83,540

		$4,877,686
Multi-Family Housing Revenue - 3.8%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$495,000	$495,124
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032 (d)(q)	340,000	142,627
Centerline Capital Group, Inc., FHLMC, 6.3%, 2019 (n)	500,000	558,170
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	500,000	483,265
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038	361,275	327,290
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049 (b)(z)	1,000,000	929,760
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.544%, 2016 (z)	227,741	222,136
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood/Juniper, Pine Tree Harbor, & Conifer South), GNMA, 5.05%, 2037	1,040,000	977,704

		$4,136,076
Parking - 0.3%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 2036	$285,000	$291,769

Sales & Excise Tax Revenue - 8.2%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$250,000	$204,200
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2029	155,000	159,476
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2030	310,000	316,625
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2031	60,000	60,917
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 2040	410,000	406,445
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 2030	560,000	594,882
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	480,000	489,134
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 2027	610,000	657,318
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	350,000	382,792
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2032	720,000	743,213
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2035	1,025,000	1,047,571
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A-1”, 5.25%, 2043	1,235,000	983,628
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5.25%, 2040	1,250,000	1,110,325
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Convertible Capital Appreciation, “A”, 0% to 2016, 6.75% to 2032	375,000	317,374
Riverside County Transportation Commission Sales Tax Rev. ( Limited Tax), “A”, 5.25%, 2039	345,000	358,027
Tampa Bay, FL, Sports Authority Rev. (Tampa Bay Arena), NATL, 5.75%, 2025	1,000,000	1,049,680

		$8,881,607
Single Family Housing - Local - 0.5%
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$91,471	$87,792
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	460,000	454,291

		$542,083
Single Family Housing - State - 1.7%
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	$430,000	$423,701
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 2042	155,000	159,131

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Single Family Housing - State - continued
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	$740,000	$748,266
Maine Housing Authority Mortgage, “A-2”, 4.95%, 2027	115,000	113,036
Montana Board Housing (Single Family Mortgage), “A”, 5%, 2036	475,000	453,240

		$1,897,374
Solid Waste Revenue - 0.1%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	$55,000	$54,403

State & Agency - Other - 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	$100,000	$83,434

State & Local Agencies - 4.9%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 2037	$125,000	$123,280
Berkeley County, SC, School District Installment Lease (Securing Assets for Education), 5%, 2028	500,000	503,050
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 2028	140,000	139,565
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2014 (c)	250,000	265,130
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2030	85,000	83,668
Lancaster, SC, Educational Assistance Program, Inc., School District Lancaster County Project, 5%, 2014 (c)	550,000	581,939
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	350,000	360,168
Massachusetts College Building Authority Rev., “C”, 3%, 2042	75,000	50,027
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 2016	1,575,000	1,689,786
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 2028	105,000	108,236
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	350,000	360,889
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	105,000	114,818
Puerto Rico Public Finance Corp., Commonwealth Appropriations, “B”, 6%, 2026	205,000	176,343
Riverside, MO, Tax Increment Rev. (L-385 Levee Project), 5.25%, 2020	500,000	507,645
St. Louis, MO, Industrial Development Authority Leasehold Rev. (Convention Center Hotel), Capital Appreciation, AMBAC, 0%, 2018	300,000	243,837

		$5,308,381
Student Loan Revenue - 1.2%
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 2025	$160,000	$161,994
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 2026	165,000	166,284
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 2027	15,000	15,087
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 2028	290,000	290,725
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	295,000	306,107
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 2029	350,000	342,251

		$1,282,448
Tax - Other - 0.9%
Dallas County, TX, Flood Control District, 7.25%, 2032	$500,000	$500,570
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2047	350,000	359,573
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	169,606

		$1,029,749
Tax Assessment - 2.5%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	$125,000	$134,396
Celebration Community Development District, FL, “A”, 6.4%, 2034	205,000	205,623
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	610,000	620,925
Du Page County, IL, Special Service Area (Monarch Landing Project), 5.4%, 2016	112,000	114,931
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 2043	165,000	154,224
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	130,000	116,732
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	202,000	203,909

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tax Assessment - continued
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	$703,000	$668,912
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	425,000	329,154
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (a)(d)	480,000	182,400

		$2,731,206
Tobacco - 5.5%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 2047	$425,000	$310,101
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 2023	150,000	163,070
Illinois Railsplitter Tobacco Settlement Authority, 6%, 2028	1,145,000	1,209,360
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	1,440,000	1,297,094
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 2034	1,850,000	1,274,077
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	1,835,000	1,232,184
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5.25%, 2037	65,000	59,381
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	460,000	459,696

		$6,004,963
Toll Roads - 4.6%
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 2040	$175,000	$187,668
North Texas Tollway Authority Rev., 6%, 2038	620,000	663,846
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 2031	1,000,000	1,023,130
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., Capital Appreciation, “A”, NATL, 0%, 2015	2,000,000	1,913,360
Triborough Bridge & Tunnel Authority Rev., NY, Capital Appreciation, “A”, 0%, 2029	1,125,000	513,461
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.25%, 2032	105,000	93,003
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 2037	435,000	411,510
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 2042	275,000	237,993

		$5,043,971
Transportation - Special Tax - 7.5%
Arizona Transportation Board Highway Rev., “B”, 5%, 2031	$1,000,000	$1,056,430
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 2030	1,000,000	1,040,630
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 2031	1,080,000	980,446
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 2036	2,000,000	2,065,200
Regional Transportation Authority, IL, “C”, FGIC, 7.75%, 2020	1,000,000	1,171,160
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2028	405,000	430,244
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2029	405,000	426,765
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 2030	385,000	402,691
State of Hawaii, Highway Rev., “A”, 5%, 2030	305,000	320,223
State of Hawaii, Highway Rev., “A”, 5%, 2031	120,000	125,305
State of Hawaii, Highway Rev., “A”, 5%, 2032	80,000	83,084

		$8,102,178
Universities - Colleges - 24.5%
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	$350,000	$358,628
California Educational Facilities Authority Rev. (Chapman University), 5%, 2031	135,000	136,010
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 2036	75,000	81,530
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	535,000	552,751
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	105,272
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 2040	70,000	74,659
California State University Rev., “A”, 5%, 2037	805,000	811,923
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 2043	320,000	310,806
District of Columbia Rev. (Georgetown University), Convertible Capital Appreciation, BHAC, 0% to 2018, 5% to 2040	1,430,000	1,067,209
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 2040	645,000	672,690
Grand Valley, MI, State University Rev., 5.5%, 2027	115,000	122,888
Grand Valley, MI, State University Rev., 5.625%, 2029	55,000	58,563
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2025	130,000	139,012

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2026	$95,000	$100,471
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 2028	20,000	20,853
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	335,000	287,825
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	335,000	277,990
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	545,000	573,869
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	125,000	131,570
Indiana University Rev., “A”, 5%, 2032	45,000	46,773
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	101,684
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	100,000	101,277
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	125,000	130,410
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	225,000	247,671
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	415,000	445,000
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	370,000	379,091
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	125,000	132,553
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	460,000	598,538
New York Dormitory Authority Rev. (Columbia University), 5%, 2038 (u)	15,000,000	15,458,550
Private Colleges & Universities Authority Rev., GA, (Emory University), “A”, 5%, 2043	490,000	500,486
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	115,000	106,345
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2030	175,000	183,768
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2031	75,000	78,346
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2032	75,000	77,784
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 2037	135,000	137,476
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	535,000	576,618
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	210,000	235,395
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	190,000	199,133
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	65,000	67,852
Waco Education Finance Corp. Rev. (Baylor University), 5%, 2043	675,000	676,850
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	225,000	230,344

		$26,596,463
Universities - Dormitories - 1.6%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$285,000	$290,498
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	500,000	459,480
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	220,000	225,298
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 2031	390,000	422,495
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 2042	200,000	173,450
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	65,000	63,629
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	85,000	80,815

		$1,715,665
Universities - Secondary Schools - 1.8%
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.5%, 2031	$165,000	$157,047
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	100,000	99,268
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	70,000	68,286
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	230,000	232,652
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 2037	40,000	36,418
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 2043	105,000	105,608
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 2033	40,000	40,950
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	150,000	154,104
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 2041	385,000	425,236
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 4.875%, 2032	60,000	51,737
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 2042	150,000	125,183
Philadelphia Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 2033	180,000	173,207
Philadelphia Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 2043	140,000	133,942
Philadelphia Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 2043	100,000	97,068

		$1,900,706

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Cogeneration - 0.4%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	$175,000	$175,518
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	320,000	297,478

		$472,996
Utilities - Investor Owned - 5.0%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	$270,000	$18,225
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 2034	195,000	206,996
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	400,000	415,940
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	410,000	445,223
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	70,000	84,761
Matagorda County, TX, Navigation District 1 (Houston Lighting), AMBAC, 5.125%, 2028	2,000,000	2,043,300
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,000,000	999,250
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	255,543
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	495,000	506,123
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	485,000	488,720

		$5,464,081
Utilities - Municipal Owned - 3.4%
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 2026	$225,000	$244,177
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 2038	285,000	286,191
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 2036	1,000,000	1,026,260
New York Power Authority Rev., “ A”, 5%, 2038	1,000,000	1,020,820
Sacramento, CA, Municipal Utility District, “X”, 5%, 2028	335,000	352,011
South Carolina Public Service Authority Rev., “A”, 5.125%, 2043	215,000	212,216
South Carolina Public Service Authority Rev., “B”, 5.125%, 2043	515,000	508,331

		$3,650,006
Utilities - Other - 3.4%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	$120,000	$126,044
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	250,000	258,015
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	190,000	210,587
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	425,000	455,269
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	795,000	742,737
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	180,000	197,318
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	205,000	220,818
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	300,000	318,189
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	610,000	632,710
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	185,000	188,539
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2031	135,000	121,789
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 2032	215,000	191,965

		$3,663,980
Water & Sewer Utility Revenue - 12.5%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$290,000	$336,963
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 2035	1,000,000	1,041,020
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2038	1,000,000	1,009,670
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5.75%, 2037	535,000	389,063
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	505,000	375,624
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	20,000	14,550
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2028	125,000	133,726
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2029	120,000	127,114
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2030	75,000	78,770
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2031	15,000	15,661
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 2041	340,000	341,095

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 2039	$460,000	$399,266
East Bay, CA, Municipal Utility District, Water System Rev., “A”, 5%, 2028 (f)	1,500,000	1,630,200
Fulton County, GA, Water & Sewer Rev., 5%, 2026	320,000	346,454
Fulton County, GA, Water & Sewer Rev., 5%, 2027	215,000	230,209
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2029	1,000,000	1,065,610
Jackson, MI, Mississippi Development Bank Special Obligation (MI Water and Sewer System Rev. Bond Project), AGM, 6.875%, 2040	90,000	106,562
Lehigh County Authority Water and Sewer Rev., Capital Appreciation, 0%, 2036	940,000	210,692
Lehigh County Authority, PA, Water and Sewer Rev. (Allentown Concession), “A” , 5%, 2043	900,000	851,688
Lehigh County Authority, PA, Water and Sewer Rev. (Allentown Concession), Capital Appreciation, “B” , 0%, 2037	760,000	158,604
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	600,000	653,562
New York Environmental Facilities Corp., Municipal Water Finance Authority Project, 5%, 2025	200,000	221,554
New York Environmental Facilities, “C”, 5%, 2041	255,000	260,865
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “AA”, 5%, 2034	1,610,000	1,646,306
North Texas Municipal Water District, Water System Rev., Refunding and Improvement, 4%, 2031	1,000,000	919,400
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 2036	1,000,000	988,000

		$13,552,228
Total Municipal Bonds		$157,751,790

Floating Rate Demand Notes - 0.1%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.03%, due 9/02/13	$100,000	$100,000

Money Market Funds - 4.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	4,491,639	$4,491,639
Total Investments		$162,343,429

Other Assets, Less Liabilities - (4.7)%		(5,093,081)

ARPS, at liquidation value (issued by the fund) - (0.8)%		(825,000)

VMTPS, at liquidation value (issued by the fund) - (44.2)%		(47,925,000)
Net assets applicable to common shares - 100.0%		$108,500,348

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,129,925 representing 1.0% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049	11/02/05	$1,000,000	$929,760
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.544%, 2016	8/27/93	229,017	222,136
Total Restricted Securities			$1,151,896
% of Net assets applicable to common shares			1.1%

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
LOC	Letter of Credit
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Housing Finance Agency
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 8/31/13

Futures Contracts Outstanding at 8/31/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	90	$11,185,313	December - 2013	$31,410

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	31	$4,089,094	December - 2013	$(28,991)

At August 31, 2013, the fund had liquid securities with an aggregate value of $267,935 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/13 (unaudited)

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$157,751,790	$—	$157,751,790
Short Term Securities	—	100,000	—	100,000
Mutual Funds	4,491,639	—	—	4,491,639
Total Investments	$4,491,639	$157,851,790	$—	$162,343,429

Other Financial Instruments
Futures Contracts	$2,419	$—	$—	$2,419

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$154,701,652
Gross unrealized appreciation	5,835,070
Gross unrealized depreciation	(5,698,843)
Net unrealized appreciation (depreciation)	$136,227

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,279,191	27,206,993	(24,994,545)	4,491,639

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,826	$4,491,639

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: October 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: October 17, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2013

*	Print name and title of each signing officer under his or her signature.